SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 27, 2025	Nov. 07, 2024	Oct. 09, 2024	May 03, 2024	Mar. 08, 2024	Feb. 29, 2024	Feb. 11, 2022	Nov. 14, 2024	Mar. 21, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 12, 2024
Subsequent Event [Line Items]
Reverse stock split	1-for-15
Gross proceeds										$ 2,290,186			$ 17,222,099
Common Stock, Par or Stated Value Per Share										$ 0.01		$ 0.01	$ 0.01
Authorized shares										100,000,000		100,000,000	100,000,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues				30,534
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues							4,000					9,294
Number of shares sold							26,667
Restricted stock units, shares													60
Subsequent Event [Member]
Subsequent Event [Line Items]
Share price	$ 0.01
Restricted stock units, shares			25,776
Restricted stock awards			14,586
[custom:ProceedsFromAchievingDevelopmentAndSalesMilestones]		$ 62,000,000
Subsequent Event [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Shares available for grant			64,402
Authorized shares			96,721
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues					15,246
Common Stock, Par or Stated Value Per Share					$ 0.01
Subsequent Event [Member] | Distribution Agreement [Member]
Subsequent Event [Line Items]
Gross proceeds									$ 2,320,707
Number of shares sold									111,200
Gross proceeds from sale of shares									$ 2,392,502
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues						46,934
Existing Warrants						46,934
Warrants to purchase shares of common stock						130,267
Gross proceeds						$ 2,700,000
Subsequent Event [Member] | Common Stock [Member] | Purchase Agreeent [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues								63,334
Gross proceeds								$ 405,820
Shares available for grant														258,334